Summary of Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summary of Quarterly Results
Note 19 – Summary of Quarterly Results (Unaudited)

The following table presents the Company's quarterly financial information for 2010 and 2009 (in thousands, except per share data):

	First	Second	Third	Fourth	Full
	Quarter	Quarter	Quarter	Quarter	Year
2010 (a)

Net sales	$1,492,371	$1,491,425	$1,516,207	$1,530,667	$6,030,670
Cost of sales	1,151,027	1,164,170	1,182,815	1,196,428	4,694,440
Gross profit	341,344	327,255	333,392	334,239	1,336,230
Selling, general and administrative expenses	182,771	185,919	190,745	188,173	747,608
Provision for doubtful accounts	21,942	20,986	22,376	71,326	136,630
Restructuring and other related charges	3,505	3,489	3,335	6,836	17,165
Settlement, litigation and other related charges	5,506	29,361	36,731	42,111	113,709
Goodwill and other asset impairment charges	-	-	-	22,884	22,884
Separation, benefit plan termination and related costs	-	-	64,760	-	64,760
Other miscellaneous charges	2,260	1,796	4,687	35,577	44,320
Operating income (loss)	125,360	85,704	10,758	(32,668)	189,154
Investment income	1,664	1,105	4,096	2,745	9,610
Interest expense	(28,608)	(39,712)	(30,975)	(36,425)	(135,720)
Amortization of discount on convertible notes	(7,331)	(7,473)	(7,615)	(7,117)	(29,536)
Income (loss) from continuing operations before income taxes	91,085	39,624	(23,736)	(73,465)	33,508
Income tax provision	33,644	15,879	(14,100)	(16,379)	19,044
Income (loss) from continuing operations	57,441	23,745	(9,636)	(57,086)	14,464
Loss from discontinued operations	(6,589)	(12,146)	(93,630)	(8,208)	(120,573)

Net income (loss)	$50,852	$11,599	$(103,266)	$(65,294)	$(106,109)

Earnings (loss) per common share - Basic:(b)
Continuing operations	$0.49	$0.20	$(0.08)	$(0.50)	$0.12
Discontinued operations	(0.06)	(0.10)	(0.81)	(0.07)	(1.04)
Net income (loss)	$0.43	$0.10	$(0.89)	$(0.57)	$(0.91)

Earnings (loss) per common share - Diluted:(b)
Continuing operations	$0.49	$0.20	$(0.08)	$(0.50)	$0.13
Discontinued operations	(0.06)	(0.10)	(0.81)	(0.07)	(1.03)
Net income (loss)	$0.43	$0.10	$(0.89)	$(0.57)	$(0.91)
Dividends per common share	$0.0225	$0.0225	$0.0325	$0.0325	$0.11

Weighted average number of
common shares outstanding:
Basic	117,763	117,434	115,554	114,685	116,348
Diluted	118,455	118,116	115,554	114,685	116,927

Comprehensive income (loss)	$51,877	$9,310	$(69,432)	$(67,310)	$(75,555)

Note 19 – Summary of Quarterly Results (Unaudited)-Continued

	First	Second	Third	Fourth	Full
	Quarter	Quarter	Quarter	Quarter	Year
2009 (a)

Net sales	$1,495,023	$1,497,681	$1,505,000	$1,503,349	$6,001,053
Cost of sales	1,123,529	1,142,547	1,153,246	1,147,515	4,566,837
Gross profit	371,494	355,134	351,754	355,834	1,434,216
Selling, general and administrative expenses	201,052	189,099	189,834	186,187	766,172
Provision for doubtful accounts	25,222	22,519	22,858	21,896	92,495
Restructuring and other related charges	6,865	5,230	3,673	4,046	19,814
Settlement, litigation and other related charges	41,665	28,357	1,739	5,688	77,449
Other miscellaneous charges	3,474	3,831	699	531	8,535
Operating income	93,216	106,098	132,951	137,486	469,751
Investment income	2,407	1,032	1,202	5,029	9,670
Interest expense	(31,285)	(29,774)	(29,588)	(29,246)	(119,893)
Amortization of discount on convertible notes	(6,797)	(6,927)	(7,059)	(7,194)	(27,977)
Income from continuing operations before income taxes	57,541	70,429	97,506	106,075	331,551
Income tax provision	28,221	29,734	18,005	20,896	96,856
Income from continuing operations	29,320	40,695	79,501	85,179	234,695
Income (loss) from discontinued operations	1,574	(11,976)	(6,986)	(5,384)	(22,772)

Net income	$30,894	$28,719	$72,515	$79,795	$211,923

Earnings (loss) per common share - Basic:(b)
Continuing operations	$0.25	$0.35	$0.68	$0.73	$2.00
Discontinued operations	0.01	(0.10)	(0.06)	(0.05)	(0.19)
Net income	$0.27	$0.25	$0.62	$0.68	$1.81

Earnings (loss) per common share - Diluted:(b)
Continuing operations	$0.25	$0.35	$0.67	$0.72	$2.00
Discontinued operations	0.01	(0.10)	(0.06)	(0.05)	(0.19)
Net income	$0.26	$0.24	$0.61	$0.68	$1.80
Dividends per common share	$0.0225	$0.0225	$0.0225	$0.0225	$0.09

Weighted average number of
common shares outstanding:
Basic	116,448	116,852	117,598	117,462	117,094
Diluted	117,341	117,640	118,145	117,980	117,777

Comprehensive income	$30,675	$27,223	$75,031	$63,490	$196,419

Notes to Summary of Quarterly Results:

(a)	Certain amounts for all periods presented have been recast to present CRO Services and Tidewater as discontinued operations.

(b)
Earnings per share is calculated independently for each separately reported quarterly and full year period.  Accordingly, the sum of the separately reported quarters may not necessarily be equal to the per share amount for the corresponding full year period, as independently calculated.